Employee Benefit Plans - Schedule of Expected Future Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Expected Future Cash Flows [Abstract]
Net service cost	$ 332	$ 140
Interest cost / (credit)	127	78
Expected return on assets	(262)	(172)
Amortization on net (gain) / loss	58	47
Amortization of prior service cost / (credit)	79	51
CTA	4	(3)
Total net periodic benefit cost / (credit)	338	141
Employer contributions paid in the period	278	121
Total Cashflow	$ (278)	$ (121)